Share-based compensation - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Share option granted	0	0	0
Total fair values of options vested and recognized as expenses	$ 0	$ 0	$ 4,000
Unrecognized share-based compensation expenses	$ 0	$ 0
Class B ordinary shares | Ordinary shares | Share subscription agreement
Share-based compensation
Issuance of ordinary shares upon share offerings (in shares)	649,349
Offering price per share	$ 26.52
Fair value, per share	$ 28.88
Discount on shares	$ 1,530,000